INCOME AND SOCIAL CONTRIBUTION TAXES - Projections (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (4,050,296)	R$ (4,275,899)	R$ (2,975,411)
2022
DEFERRED TAXES AND TAXES RECOVERABLE
Total	2,265,341
2023
DEFERRED TAXES AND TAXES RECOVERABLE
Total	454,739
2024
DEFERRED TAXES AND TAXES RECOVERABLE
Total	484,855
2025
DEFERRED TAXES AND TAXES RECOVERABLE
Total	547,077
2026
DEFERRED TAXES AND TAXES RECOVERABLE
Total	505,915
2027 onwards
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (8,308,223)